Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Global Allocation Fund
Entity Central Index Key	0000013386
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000024797
Shareholder Report [Line Items]
Fund Name	Federated Hermes Global Allocation Fund
Class Name	Class A Shares
Trading Symbol	FSTBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class A Shares	$59	1.14%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.14%
AssetsNet	$ 291,990,009
Holdings Count | Holding	1,372
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$291,990,009 Number of Investments1,372 Portfolio Turnover56%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Collaterized Mortgage Obligations	1.1%
Asset-Backed Securities	1.3%
Project and Trade Finance Core Fund	1.5%
U.S. Treasury Securities	1.6%
Mortgage Core Fund	3.9%
Corporate Bonds	5.1%
Foreign Government/Agency	7.6%
Emerging Markets Core Fund	8.3%
International Equity Securities	22.9%
Domestic Equity Securities	43.0%

Top Sectors - Equity(% of Equity Securities)

Table Summary
Value	Value
Utilities	2.2%
Real Estate	3.4%
Energy	3.6%
Consumer Staples	3.8%
Materials	5.3%
Communication Services	7.1%
Health Care	7.7%
Consumer Discretionary	8.2%
Industrials	12.9%
Financials	17.0%
Information Technology	28.8%

Material Fund Change [Text Block]
C000024799
Shareholder Report [Line Items]
Fund Name	Federated Hermes Global Allocation Fund
Class Name	Class C Shares
Trading Symbol	FSBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class C Shares	$100	1.93%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.93%
AssetsNet	$ 291,990,009
Holdings Count | Holding	1,372
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$291,990,009 Number of Investments1,372 Portfolio Turnover56%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Collaterized Mortgage Obligations	1.1%
Asset-Backed Securities	1.3%
Project and Trade Finance Core Fund	1.5%
U.S. Treasury Securities	1.6%
Mortgage Core Fund	3.9%
Corporate Bonds	5.1%
Foreign Government/Agency	7.6%
Emerging Markets Core Fund	8.3%
International Equity Securities	22.9%
Domestic Equity Securities	43.0%

Top Sectors - Equity(% of Equity Securities)

Table Summary
Value	Value
Utilities	2.2%
Real Estate	3.4%
Energy	3.6%
Consumer Staples	3.8%
Materials	5.3%
Communication Services	7.1%
Health Care	7.7%
Consumer Discretionary	8.2%
Industrials	12.9%
Financials	17.0%
Information Technology	28.8%

Material Fund Change [Text Block]
C000077842
Shareholder Report [Line Items]
Fund Name	Federated Hermes Global Allocation Fund
Class Name	Institutional Shares
Trading Symbol	SBFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Institutional Shares	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
AssetsNet	$ 291,990,009
Holdings Count | Holding	1,372
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$291,990,009 Number of Investments1,372 Portfolio Turnover56%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Collaterized Mortgage Obligations	1.1%
Asset-Backed Securities	1.3%
Project and Trade Finance Core Fund	1.5%
U.S. Treasury Securities	1.6%
Mortgage Core Fund	3.9%
Corporate Bonds	5.1%
Foreign Government/Agency	7.6%
Emerging Markets Core Fund	8.3%
International Equity Securities	22.9%
Domestic Equity Securities	43.0%

Top Sectors - Equity(% of Equity Securities)

Table Summary
Value	Value
Utilities	2.2%
Real Estate	3.4%
Energy	3.6%
Consumer Staples	3.8%
Materials	5.3%
Communication Services	7.1%
Health Care	7.7%
Consumer Discretionary	8.2%
Industrials	12.9%
Financials	17.0%
Information Technology	28.8%

Material Fund Change [Text Block]
C000024800
Shareholder Report [Line Items]
Fund Name	Federated Hermes Global Allocation Fund
Class Name	Class R Shares
Trading Symbol	FSBKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R Shares	$81	1.57%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.57%
AssetsNet	$ 291,990,009
Holdings Count | Holding	1,372
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$291,990,009 Number of Investments1,372 Portfolio Turnover56%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Collaterized Mortgage Obligations	1.1%
Asset-Backed Securities	1.3%
Project and Trade Finance Core Fund	1.5%
U.S. Treasury Securities	1.6%
Mortgage Core Fund	3.9%
Corporate Bonds	5.1%
Foreign Government/Agency	7.6%
Emerging Markets Core Fund	8.3%
International Equity Securities	22.9%
Domestic Equity Securities	43.0%

Top Sectors - Equity(% of Equity Securities)

Table Summary
Value	Value
Utilities	2.2%
Real Estate	3.4%
Energy	3.6%
Consumer Staples	3.8%
Materials	5.3%
Communication Services	7.1%
Health Care	7.7%
Consumer Discretionary	8.2%
Industrials	12.9%
Financials	17.0%
Information Technology	28.8%

Material Fund Change [Text Block]
C000170844
Shareholder Report [Line Items]
Fund Name	Federated Hermes Global Allocation Fund
Class Name	Class R6 Shares
Trading Symbol	FSBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R6 Shares	$43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
AssetsNet	$ 291,990,009
Holdings Count | Holding	1,372
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$291,990,009 Number of Investments1,372 Portfolio Turnover56%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Collaterized Mortgage Obligations	1.1%
Asset-Backed Securities	1.3%
Project and Trade Finance Core Fund	1.5%
U.S. Treasury Securities	1.6%
Mortgage Core Fund	3.9%
Corporate Bonds	5.1%
Foreign Government/Agency	7.6%
Emerging Markets Core Fund	8.3%
International Equity Securities	22.9%
Domestic Equity Securities	43.0%

Top Sectors - Equity(% of Equity Securities)

Table Summary
Value	Value
Utilities	2.2%
Real Estate	3.4%
Energy	3.6%
Consumer Staples	3.8%
Materials	5.3%
Communication Services	7.1%
Health Care	7.7%
Consumer Discretionary	8.2%
Industrials	12.9%
Financials	17.0%
Information Technology	28.8%

Material Fund Change [Text Block]